Quarterly Holdings Report
for
Fidelity® Fundamental Small-Mid Cap ETF
April 30, 2024
SOE-NPRT3-0624
1.9900257.103
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
Nexstar Media Group, Inc. Class A	3,214	514,433
CONSUMER DISCRETIONARY - 13.8%
Automobile Components - 0.9%
LCI Industries	1,771	184,149
Lear Corp.	1,977	248,845
Patrick Industries, Inc.	1,077	112,536
		545,530
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A	14,388	208,626
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc. (a)	3,295	176,612
Churchill Downs, Inc.	4,567	589,143
		765,755
Household Durables - 3.0%
Helen of Troy Ltd. (a)	1,406	130,350
KB Home	5,249	339,925
SharkNinja, Inc.	7,078	454,974
Tempur Sealy International, Inc.	18,741	938,174
		1,863,423
Leisure Products - 1.1%
BRP, Inc.	3,216	216,340
Brunswick Corp.	6,350	512,064
		728,404
Specialty Retail - 5.1%
Academy Sports & Outdoors, Inc.	4,284	249,757
AutoZone, Inc. (a)	313	925,353
Boot Barn Holdings, Inc. (a)	3,754	399,688
Dick's Sporting Goods, Inc.	3,075	617,891
Murphy U.S.A., Inc.	1,932	799,500
Upbound Group, Inc.	6,599	204,635
		3,196,824
Textiles, Apparel & Luxury Goods - 2.2%
Crocs, Inc. (a)	5,938	738,509
Gildan Activewear, Inc.	5,457	189,140
PVH Corp.	3,990	434,112
		1,361,761
TOTAL CONSUMER DISCRETIONARY		8,670,323
CONSUMER STAPLES - 3.8%
Consumer Staples Distribution & Retail - 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	10,289	768,383
Performance Food Group Co. (a)	10,328	701,065
U.S. Foods Holding Corp. (a)	13,157	661,139
		2,130,587
Food Products - 0.4%
Nomad Foods Ltd.	13,690	247,241
TOTAL CONSUMER STAPLES		2,377,828
ENERGY - 6.7%
Energy Equipment & Services - 3.8%
Cactus, Inc.	12,342	612,657
Championx Corp.	8,078	271,178
Expro Group Holdings NV (a)	5,693	106,801
Liberty Oilfield Services, Inc. Class A	15,519	341,418
TechnipFMC PLC	41,404	1,060,770
		2,392,824
Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp. (a)	29,280	995,813
Cheniere Energy, Inc.	3,505	553,159
Northern Oil & Gas, Inc.	5,899	240,620
Sitio Royalties Corp.	1,624	37,742
		1,827,334
TOTAL ENERGY		4,220,158
FINANCIALS - 15.7%
Banks - 5.7%
BOK Financial Corp.	3,103	275,329
Cadence Bank	13,276	367,347
Eastern Bankshares, Inc.	21,786	273,632
First Bancorp, Puerto Rico	12,621	217,712
First Citizens Bancshares, Inc.	246	414,943
First Interstate Bancsystem, Inc.	8,942	238,751
Independent Bank Group, Inc.	3,507	130,601
M&T Bank Corp.	1,182	170,669
Pinnacle Financial Partners, Inc.	5,132	393,624
Synovus Financial Corp.	10,996	393,547
Trico Bancshares	1,296	45,062
Webster Financial Corp.	8,353	366,112
Wintrust Financial Corp.	3,340	322,778
		3,610,107
Capital Markets - 2.3%
Houlihan Lokey	3,089	393,817
LPL Financial	2,490	670,134
Raymond James Financial, Inc.	2,939	358,558
		1,422,509
Consumer Finance - 1.8%
Discover Financial Services	4,412	559,133
Encore Capital Group, Inc. (a)	2,055	84,440
FirstCash Holdings, Inc.	4,210	475,646
		1,119,219
Insurance - 5.9%
American Financial Group, Inc.	2,553	326,146
Arch Capital Group Ltd. (a)	8,986	840,550
Assurant, Inc.	3,174	553,546
Enstar Group Ltd. (a)	743	215,745
First American Financial Corp.	8,761	469,327
Old Republic International Corp.	18,791	561,099
Primerica, Inc.	1,758	372,450
Reinsurance Group of America, Inc.	2,185	408,573
		3,747,436
TOTAL FINANCIALS		9,899,271
HEALTH CARE - 9.5%
Biotechnology - 2.2%
ALX Oncology Holdings, Inc. (a)	263	4,476
Arcellx, Inc. (a)	1,265	63,275
Argenx SE ADR (a)	525	197,138
Astria Therapeutics, Inc. (a)	6,404	58,789
Cargo Therapeutics, Inc.	2,426	46,337
Celldex Therapeutics, Inc. (a)	1,951	73,006
Crinetics Pharmaceuticals, Inc. (a)	2,519	110,383
Cytokinetics, Inc. (a)	1,545	94,739
Insmed, Inc. (a)	3,763	93,021
Keros Therapeutics, Inc. (a)	233	13,139
Madrigal Pharmaceuticals, Inc. (a)	501	102,214
Moonlake Immunotherapeutics (a)	1,003	41,033
Morphic Holding, Inc. (a)	967	26,370
Nuvalent, Inc. Class A (a)	992	68,329
Repligen Corp. (a)	931	152,870
Vaxcyte, Inc. (a)	938	56,796
Vericel Corp. (a)	1,887	86,557
Xenon Pharmaceuticals, Inc. (a)	1,420	57,723
Zentalis Pharmaceuticals, Inc. (a)	921	10,186
		1,356,381
Health Care Equipment & Supplies - 1.0%
Hologic, Inc. (a)	4,935	373,925
TransMedics Group, Inc. (a)	2,686	252,833
		626,758
Health Care Providers & Services - 4.5%
Acadia Healthcare Co., Inc. (a)	5,688	420,571
Cardinal Health, Inc.	3,542	364,968
Molina Healthcare, Inc. (a)	2,233	763,909
Owens & Minor, Inc. (a)	7,124	176,248
Progyny, Inc. (a)	10,431	334,418
Universal Health Services, Inc. Class B	4,561	777,331
		2,837,445
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	755	22,106
Charles River Laboratories International, Inc. (a)	1,826	418,154
ICON PLC (a)	241	71,789
Medpace Holdings, Inc. (a)	1,172	455,146
		967,195
Pharmaceuticals - 0.3%
Arvinas Holding Co. LLC (a)	1,243	39,490
Axsome Therapeutics, Inc. (a)	803	59,229
Prestige Brands Holdings, Inc. (a)	614	44,061
Structure Therapeutics, Inc. ADR (a)	834	32,893
		175,673
TOTAL HEALTH CARE		5,963,452
INDUSTRIALS - 24.7%
Building Products - 1.2%
Hayward Holdings, Inc. (a)	23,195	314,988
Tecnoglass, Inc.	8,386	465,842
		780,830
Commercial Services & Supplies - 0.5%
The Brink's Co.	3,367	294,478
Construction & Engineering - 3.5%
AECOM	4,511	416,636
EMCOR Group, Inc.	2,914	1,040,793
Granite Construction, Inc.	8,428	467,754
Willscot Mobile Mini Holdings (a)	6,676	246,745
		2,171,928
Electrical Equipment - 5.3%
Acuity Brands, Inc.	2,048	508,518
AMETEK, Inc.	3,055	533,586
Atkore, Inc.	3,127	548,163
Regal Rexnord Corp.	4,262	687,759
Vertiv Holdings Co.	11,549	1,074,057
		3,352,083
Ground Transportation - 2.2%
TFI International, Inc.	6,147	800,893
XPO, Inc. (a)	5,650	607,149
		1,408,042
Machinery - 4.8%
Allison Transmission Holdings, Inc.	5,624	413,645
Crane Co.	4,539	635,505
Federal Signal Corp.	4,547	369,671
ITT, Inc.	5,534	715,768
SPX Technologies, Inc. (a)	4,917	598,940
Terex Corp.	5,663	317,411
		3,050,940
Professional Services - 4.6%
ASGN, Inc. (a)	4,907	473,280
CACI International, Inc. Class A (a)	1,496	601,736
Concentrix Corp.	3,879	212,065
ExlService Holdings, Inc. (a)	10,766	312,214
Genpact Ltd.	12,986	399,190
KBR, Inc.	6,554	425,617
Kforce, Inc.	2,056	126,979
Maximus, Inc.	4,656	373,784
		2,924,865
Trading Companies & Distributors - 2.6%
Applied Industrial Technologies, Inc.	2,714	497,341
Beacon Roofing Supply, Inc. (a)	4,836	476,491
Core & Main, Inc. (a)	7,606	429,511
Rush Enterprises, Inc. Class A	4,649	204,184
		1,607,527
TOTAL INDUSTRIALS		15,590,693
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.9%
Ciena Corp. (a)	7,618	352,180
Lumentum Holdings, Inc. (a)	4,904	214,599
		566,779
Electronic Equipment, Instruments & Components - 5.0%
Advanced Energy Industries, Inc.	4,347	416,616
Crane NXT Co.	4,527	275,287
Fabrinet (a)	3,590	621,321
Flex Ltd. (a)	7,200	206,280
Insight Enterprises, Inc. (a)	3,385	617,999
TD SYNNEX Corp.	4,450	524,388
Vontier Corp.	12,296	499,586
		3,161,477
IT Services - 1.0%
Amdocs Ltd.	7,363	618,418
Semiconductors & Semiconductor Equipment - 2.8%
Allegro MicroSystems LLC (a)	7,113	211,185
Diodes, Inc. (a)	2,882	210,415
Ichor Holdings Ltd. (a)	6,000	232,680
Lattice Semiconductor Corp. (a)	4,112	282,083
MACOM Technology Solutions Holdings, Inc. (a)	3,579	364,879
ON Semiconductor Corp. (a)	6,441	451,901
		1,753,143
Software - 2.1%
Dynatrace, Inc. (a)	8,494	384,863
Five9, Inc. (a)	3,613	208,000
JFrog Ltd. (a)	5,795	231,105
PROS Holdings, Inc. (a)	5,458	178,750
Tenable Holdings, Inc. (a)	7,576	340,693
		1,343,411
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Technology Holdings PLC	5,293	454,722
TOTAL INFORMATION TECHNOLOGY		7,897,950
MATERIALS - 6.5%
Chemicals - 2.3%
Cabot Corp.	3,704	337,916
Element Solutions, Inc.	14,049	324,953
Olin Corp.	6,536	341,702
The Chemours Co. LLC	16,202	433,404
		1,437,975
Construction Materials - 1.1%
Eagle Materials, Inc.	2,704	677,920
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	16,462	425,543
O-I Glass, Inc. (a)	19,814	296,417
		721,960
Metals & Mining - 1.5%
Commercial Metals Co.	7,553	405,898
Constellium NV (a)	6,042	118,967
Steel Dynamics, Inc.	3,073	399,859
		924,724
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	4,272	312,668
TOTAL MATERIALS		4,075,247
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Essential Properties Realty Trust, Inc.	11,368	299,433
Ventas, Inc.	8,376	370,889
		670,322
Real Estate Management & Development - 2.0%
Colliers International Group, Inc.	5,178	538,719
Cushman & Wakefield PLC (a)	25,479	245,872
Jones Lang LaSalle, Inc. (a)	2,811	507,948
		1,292,539
TOTAL REAL ESTATE		1,962,861
UTILITIES - 1.8%
Electric Utilities - 0.7%
PG&E Corp.	25,667	439,162
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	9,358	285,138
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	22,750	407,225
TOTAL UTILITIES		1,131,525
TOTAL COMMON STOCKS (Cost $53,678,998)		62,303,741

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $53,678,998)	62,303,741
NET OTHER ASSETS (LIABILITIES) - 1.1%	664,389
NET ASSETS - 100.0%	62,968,130

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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